Long-Term Debt	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

	June 30, 2016	December 31, 2015
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2019	343,429	429,279
Norwegian Kroner Bonds due through 2019	286,966	327,941
U.S. Dollar-denominated Term Loans due through 2018	120,809	129,133
U.S. Dollar-denominated Term Loans due through 2028	2,073,070	2,037,766
U.S. Dollar Non-Public Bonds due through 2024	174,839	202,449
U.S. Dollar Bonds due through 2019	300,000	300,000
Total principal	3,299,113	3,426,568
Less unamortized discount and debt issuance costs	(57,882)	(62,694)
Total debt	3,241,231	3,363,874
Less current portion	(574,575)	(485,069)
Long-term portion	2,666,656	2,878,805

As at June 30, 2016, the Partnership had five revolving credit facilities, which, as at such date, provided for total borrowings of up to $383.4 million, of which $40.0 million was undrawn. The total amount available under the revolving credit facilities reduces by $58.3 million (remainder of 2016), $166.7 million (2017), $115.4 million (2018) and $43.0 million (2019). Four of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain an amount equal to the greater of a minimum amount of liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership’s total consolidated debt. One revolving credit facility is guaranteed by Teekay Corporation and contains a covenant that requires Teekay Corporation to maintain an amount equal to the greater of a minimum amount of liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. The revolving credit facilities are collateralized by first-priority mortgages granted on 21 of the Partnership’s vessels, together with other related security. As at June 30, 2016, the Partnership has guaranteed $324.1 million of these revolvers and Teekay Corporation has guaranteed $19.3 million.

In January 2014, the Partnership issued Norwegian Kroner (or NOK) 1,000 million in senior unsecured bonds that mature in January 2019 in the Norwegian bond market. As of June 30, 2016, the carrying amount of the bonds was $119.6 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 4.25%. The Partnership also amended its existing cross currency rate swaps to swap all interest and principal payments into US Dollars, with the interest payments fixed at a rate of 7.45%, and the transfer of the principal amount fixed at $162.2 million upon maturity in exchange for NOK 1,000 million (see note 9).

In January 2013, the Partnership issued NOK 1,300 million in senior unsecured bonds in the Norwegian bond market. The bonds were issued in two tranches, of which one tranche matured and was paid in January 2016 (NOK 500 million) and the remaining tranche was originally scheduled to mature in January 2018 (NOK 800 million). In June 2016, the terms of the remaining tranche were amended such that NOK 160 million is now repayable in January 2018 with the remaining balance of NOK 640 million repayable in December 2018 at 103% of the amount outstanding. In addition, the Partnership was granted an option, exercisable immediately, to prepay the bonds in amounts ranging from 101% to 103% of the amount of bonds outstanding depending on the timing of settlement. The bonds are listed on the Oslo Stock Exchange. Interest payments were based on NIBOR plus a margin of 4.75%; however, under the June 2016 amended bond agreement, interest payments have increased to NIBOR plus a margin of 5.75%. As at June 30, 2016, the carrying amount of the remaining bonds was $95.7 million. The Partnership also amended its existing cross currency rate swaps to swap all interest and principal payments into U.S. Dollars, with interest payments fixed at a rate of 7.58% and the transfer of the principal amount fixed at $28.7 million in exchange for NOK 160 million on the tranche maturing in January 2018 and $118.3 million in exchange for NOK 659 million on the tranche maturing in December 2018 (see note 9). The Partnership recorded a $32.6 million realized foreign currency exchange gain on the payment of the NOK 500 million tranche that matured in January 2016 and a corresponding $32.6 million realized loss on the maturing cross currency swap for the six months ended June 30, 2016, both of which are included in foreign currency exchange loss on the Partnership’s consolidated statement of loss for the six months ended June 30, 2016.

In January 2012, the Partnership issued NOK 600 million in senior unsecured bonds that were originally scheduled to mature in January 2017 in the Norwegian bond market. In June 2016, the terms of these bonds were amended such that NOK 180 million is now repayable in October 2016, NOK 180 million is repayable in October 2017 and NOK 240 million is repayable in November 2018 at 103% of the amount outstanding. In addition, the Partnership was granted an option, exercisable immediately, to prepay the bonds in amounts ranging from 101% to 103% of the amount of bonds outstanding depending on the timing of settlement. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.75%. As at June 30, 2016, the carrying amount of the bonds was $71.7 million. The Partnership also amended its existing cross currency rate swap to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 8.84%, and the transfer of the principal amount fixed at $30.4 million in exchange for NOK 180 million on the tranche maturing in October 2016, $30.4 million in exchange for NOK 180 million on the tranche maturing in October 2017 and $41.8 million in exchange for NOK 247 million on the tranche maturing in November 2018 (see note 9).

As at June 30, 2016, three of the Partnership’s 50%-owned subsidiaries each had an outstanding term loan, which in aggregate totaled $120.8 million. The term loans reduce over time with quarterly and semi-annual payments and have varying maturities through 2018. These term loans are collateralized by first-priority mortgages on the three shuttle tankers to which the loans relate, together with other related security. As at June 30, 2016, the Partnership had guaranteed $28.5 million of these term loans, which represents its 50% share of the outstanding term loans of two of these 50%-owned subsidiaries. The other owner and Teekay Corporation have guaranteed $60.4 million and $31.9 million, respectively.

As at June 30, 2016, the Partnership had term loans outstanding for the shuttle tankers the Amundsen Spirit, Nansen Spirit, Peary Spirit, Scott Spirit, Samba Spirit and Lambada Spirit shuttle tankers, for the Suksan Salamander and Gina Krog FSO units, for the Piranema Spirit, Voyageur Spirit, Petrojarl Knarr and the Petrojarl I FPSO units, for the towing and offshore installation vessels, and for the Arendal Spirit UMS, which totaled $2.1 billion in aggregate. For the term loans for the Amundsen Spirit and Nansen Spirit, one tranche reduces in semi-annual payments while another tranche correspondingly is drawn up every six months with final bullet payments of $29.0 million due in 2022 and $29.1 million due in 2023, respectively. The other term loans reduce over time with quarterly or semi-annual payments. These term loans have varying maturities through 2028 and are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security. As at June 30, 2016, the Partnership had guaranteed $1.8 billion of these term loans and Teekay Corporation had guaranteed $282.6 million.

In February 2015, the Partnership issued $30.0 million in senior bonds that mature in June 2024 in a U.S. private placement. As of June 30, 2016, the carrying amount of the bonds was $25.4 million. The interest payments on the bonds are fixed at a rate of 4.27%. The bonds are collateralized by a first-priority mortgage on the Dampier Spirit FSO unit, together with other related security, and are guaranteed by the Partnership.

In September 2013 and November 2013, the Partnership issued, in a U.S. private placement, a total of $174.2 million of ten-year senior unsecured bonds that mature in December 2023, to finance the Bossa Nova Spirit and Sertanejo Spirit shuttle tankers. The bonds accrue interest at a fixed combined rate of 4.96%. The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security. The Partnership makes semi-annual repayments on the bonds and as of June 30, 2016, the carrying amount of the bonds was $149.4 million.

In May 2014, the Partnership issued $300.0 million in five-year senior unsecured bonds that mature in July 2019 in the U.S. bond market. As of June 30, 2016, the carrying amount of the bonds was $300.0 million. The bonds are listed on the New York Stock Exchange. The interest payments on the bonds are fixed at a rate of 6.00%.

Interest payments on the revolving credit facilities and the term loans are based on LIBOR plus margins, except for $37.7 million of one tranche of the term loan for the ALP newbuilding towing and offshore installation vessels, which is fixed at 2.93%. At June 30, 2016 and December 31, 2015, the margins ranged between 0.30% and 4.00%. The weighted-average effective interest rate on the Partnership’s variable rate long-term debt as at June 30, 2016 was 3.4% (December 31, 2015 - 3.2%). This rate does not include the effect of the Partnership’s interest rate swaps (see note 9).

The aggregate annual long-term debt principal repayments required to be made subsequent to June 30, 2016 are $197.9 million (remainder of 2016), $640.2 million (2017), $623.5 million (2018), $755.3 million (2019), $264.8 million (2020), and $817.4 million (thereafter).

Obligations under the Partnership’s credit facilities are secured by certain vessels, and if the Partnership is unable to repay debt under the credit facilities, the lenders could seek to foreclose on those assets. The Partnership has two revolving credit facilities, of which one revolving credit facility was undrawn as at June 30, 2016, and five term loans, of which one term loan is undrawn as at June 30, 2016, that require the Partnership to maintain vessel values to drawn principal balance ratios of a minimum range of 113% to 125%. As at June 30, 2016, these ratios ranged from 125% to 195% and exceeded the minimum ratios required. The vessel values used in calculating these ratios are the appraised values prepared by the Partnership based on second-hand sale and purchase market data. Changes in the shuttle tanker, towing and offshore installation, UMS or FPSO markets could negatively affect these ratios.

Please read Item 2 Management’s Discussion and Analysis of Financial Condition and Results of Operations - Liquidity and Capital Resources - Liquidity and Capital Needs for a description of certain covenants contained in the Partnership’s credit facilities and loan agreements. As at June 30, 2016, the Partnership and Teekay Corporation were in compliance with all covenants related to the credit facilities and long-term debt.